Schedule of Future Minimum Lease Payments Under Non-Cancellable Lease (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Maturities of lease liabilities:
Remainder of 2024	$ 82,679
Year Ending December 31, 2024
Total undiscounted cash flows	82,679
Less discounting	(971)
Present value of lease liabilities	$ 81,708	$ 234,043